Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.6%
Automotive — 3.3%
AGCO	18,000	$2,586
AutoNation*	22,000	2,051

Total Automotive		4,637

Banks — 13.0%
International Bancshares	59,000	2,739
Mr Cooper Group*	84,000	2,920
Prosperity Bancshares	34,000	2,546
ServisFirst Bancshares	41,000	2,515
Synovus Financial	54,000	2,470
Trustmark	60,000	2,020
United Community Banks	87,000	2,968

Total Banks		18,178

Building & Construction — 7.0%
Green Brick Partners*	45,000	1,021
Masonite International*	20,000	2,305
Resideo Technologies*	54,000	1,525
Taylor Morrison Home, Cl A*	71,000	2,187
TopBuild*	13,000	2,723

Total Building & Construction		9,761

Chemicals — 2.5%
Element Solutions	109,000	1,994
Huntsman	51,000	1,470

Total Chemicals		3,464

Commercial Services — 1.7%
Insperity	28,000	2,345

Total Commercial Services		2,345

Computer Software — 5.4%
ACI Worldwide*	41,000	1,560
Digital Turbine*	48,000	3,857
Ebix	64,000	2,050

Total Computer Software		7,467

Computers & Services — 2.6%
Lumentum Holdings*	24,000	2,193
NCR *	37,400	1,419

Total Computers & Services		3,612

Electrical Utilities — 0.6%
Vistra	50,000	884

Total Electrical Utilities		884

Engineering Services — 3.5%
Comfort Systems USA	33,000	2,467
MasTec*	26,000	2,436

Total Engineering Services		4,903

Financial Services — 2.5%
Aaron’s Holdings	37,000	1,602
Affiliated Managers Group	13,000	1,937

Total Financial Services		3,539

Food, Beverage & Tobacco — 2.2%
Fresh Del Monte Produce	50,800	1,454

Description	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Ingles Markets, Cl A	26,000	$1,603

Total Food, Beverage & Tobacco		3,057

Insurance — 3.8%
Amerisafe	33,000	2,112
Primerica	14,000	2,069
Stewart Information Services	21,000	1,093

Total Insurance		5,274

Leasing & Renting — 1.2%
Rent-A-Center, Cl A	29,000	1,672

Total Leasing & Renting		1,672

Machinery — 3.6%
Alamo Group	19,000	2,967
Mueller Water Products, Cl A	147,000	2,042

Total Machinery		5,009

Manufacturing — 2.6%
Acuity Brands	9,000	1,485
Bloom Energy, Cl A*	78,000	2,110

Total Manufacturing		3,595

Materials — 1.5%
Eagle Materials	16,000	2,151

Total Materials		2,151

Media — 2.3%
Cardlytics*	13,000	1,426
Gray Television	96,000	1,767

Total Media		3,193

Medical Products & Services — 12.8%
Amedisys*	10,500	2,780
Arena Pharmaceuticals*	19,000	1,318
Catalyst Pharmaceuticals*	220,000	1,014
Dicerna Pharmaceuticals*	35,000	895
Emergent Biosolutions*	9,000	836
Encompass Health	30,000	2,457
Integer Holdings*	27,000	2,487
Luminex	21,000	670
Repligen*	11,000	2,139
Sorrento Therapeutics*	125,000	1,034
US Physical Therapy	21,000	2,186

Total Medical Products & Services		17,816

Metals & Mining — 1.3%
Commercial Metals	60,000	1,850

Total Metals & Mining		1,850

Paper & Paper Products — 1.2%
Neenah	34,000	1,747

Total Paper & Paper Products		1,747

Petroleum & Fuel Products — 5.3%
Archrock	135,000	1,281
Cabot Oil & Gas	49,000	920
Cactus, Cl A	61,000	1,868
Magnolia Oil & Gas, Cl A*	210,000	2,411
Penn Virginia*	70,000	938

Total Petroleum & Fuel Products		7,418

1

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)
Petroleum Refining — 1.0%
HollyFrontier	38,000	$1,360

Total Petroleum Refining		1,360

Real Estate Investment Trust — 6.2%
American Campus Communities	33,000	1,425
Americold Realty Trust	24,000	923
CyrusOne	20,000	1,354
Easterly Government Properties	55,000	1,140
Lamar Advertising, Cl A	26,000	2,442
NexPoint Residential Trust	29,766	1,372

Total Real Estate Investment Trust		8,656

Retail — 7.8%
GMS*	37,000	1,545
Lakeland Industries*	38,000	1,059
MarineMax*	30,250	1,493
Pool	8,000	2,762
Ruth’s Hospitality Group*	92,000	2,284
YETI Holdings*	24,000	1,733

Total Retail		10,876

Semi-Conductors & Instruments — 4.7%
Cirrus Logic*	28,000	2,374
Diodes*	31,000	2,475
Jabil	32,000	1,669

Total Semi-Conductors & Instruments		6,518

Total Common Stock (Cost $73,702 (000))		138,982

Cash Equivalents(A) — 0.7%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	909,109	909

Total Cash Equivalent (Cost $909 (000))		909

Total Investments — 100.3% (Cost $74,611 (000))		$139,891

Percentages are based on net assets of $139,498 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl — Class

As of March 31, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-002-2600

2

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Common Stock — 48.9%
Aerospace & Defense — 0.5%
General Dynamics	975	$177

Total Aerospace & Defense		177

Agriculture — 0.5%
CF Industries Holdings	3,994	181

Total Agriculture		181

Apparel & Textiles — 0.6%
Oxford Industries	2,278	199

Total Apparel & Textiles		199

Banks — 4.2%
Bank of New York Mellon	3,496	165
Citigroup	2,405	175
Comerica	2,573	185
Fifth Third Bancorp	5,199	195
M&T Bank	1,171	178
Regions Financial	9,009	186
Wells Fargo	4,838	189
Zions Bancorp	3,368	185

Total Banks		1,458

Chemicals — 1.0%
Dow	2,658	170
LyondellBasell Industries, Cl A	1,602	167

Total Chemicals		337

Computers & Services — 3.5%
Cisco Systems	3,255	168
Hewlett Packard Enterprise	12,422	196
HP	6,016	191
Juniper Networks	6,557	166
NetApp	2,213	161
Seagate Technology	2,275	175
Xerox Holdings	6,431	156

Total Computers & Services		1,213

Diversified Support Services — 0.4%
Healthcare Services Group	5,337	150

Total Diversified Support Services		150

E-Commerce — 0.4%
PetMed Express	4,288	151

Total E-Commerce		151

Electrical Utilities — 0.5%
NRG Energy	4,075	154

Total Electrical Utilities		154

Financial Services — 1.6%
Invesco	8,387	212
State Street	1,998	168
Synchrony Financial	4,277	174

Total Financial Services		554

Food, Beverage & Tobacco — 1.8%
Altria Group	3,366	172
General Mills	2,233	137
J M Smucker	1,176	149

Description	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Philip Morris International	1,754	$156

Total Food, Beverage & Tobacco		614

Gas & Natural Gas — 0.5%
UGI	4,118	169

Total Gas & Natural Gas		169

Household Products — 1.0%
Energizer Holdings	3,084	146
Newell Brands	6,898	185

Total Household Products		331

Industrials — 0.9%
3M	837	161
Emerson Electric	1,800	163

Total Industrials		324

Information Technology — 0.5%
International Business Machines	1,177	157

Total Information Technology		157

Insurance — 3.7%
Everest Re Group	637	158
Hartford Financial Services Group	3,030	202
Lincoln National	2,892	180
Metlife	3,101	188
Principal Financial Group	2,966	178
Prudential Financial	1,871	170
Unum Group	6,573	183

Total Insurance		1,259

Machinery — 0.5%
Crane	1,920	180

Total Machinery		180

Manufacturing — 1.0%
Kraft Heinz	4,120	165
nVent Electric	6,246	174

Total Manufacturing		339

Media — 1.5%
Interpublic Group	6,102	178
Omnicom Group	2,334	173
ViacomCBS, Cl B	3,987	180

Total Media		531

Medical Products & Services — 1.3%
AbbVie	1,393	151
CVS Health	2,111	159
Five Star Senior Living *	356	2
Gilead Sciences	2,283	147

Total Medical Products & Services		459

Paper & Paper Products — 0.9%
International Paper	2,895	157
WestRock	3,236	168

Total Paper & Paper Products		325

Petroleum & Fuel Products — 0.9%
Schlumberger	6,587	179

3

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)
Petroleum & Fuel Products (continued)
TechnipFMC *	15,350	$118

Total Petroleum & Fuel Products		297

Petroleum Refining — 1.1%
HollyFrontier	5,644	202
Valero Energy	2,598	186

Total Petroleum Refining		388

Pharmaceuticals — 0.4%
Pfizer	3,731	135

Total Pharmaceuticals		135

Real Estate Investment Trust — 14.8%
Alexandria Real Estate Equities	706	116
American Homes 4 Rent, Cl A	3,853	128
Americold Realty Trust	2,720	105
CoreSite Realty	865	104
Crown Castle International	653	112
CubeSmart	3,723	141
CyrusOne	1,543	105
Digital Realty Trust	789	111
Diversified Healthcare Trust	5,259	25
Duke Realty	3,080	129
EastGroup Properties	941	135
Equinix	141	96
Equity LifeStyle Properties	1,643	105
Extra Space Storage	1,105	146
First Industrial Realty Trust	2,830	130
Healthcare Realty Trust	3,719	113
Healthcare Trust of America, Cl A	3,946	109
Healthpeak Properties	4,427	140
Invitation Homes	3,733	119
Iron Mountain	3,915	145
Lamar Advertising, Cl A	1,631	153
Lexington Realty Trust	9,271	103
Life Storage	1,699	146
Medical Properties Trust	6,036	128
National Health Investors	1,744	126
Omega Healthcare Investors	3,808	139
Physicians Realty Trust	6,121	108
Potlatch	2,568	136
Prologis	1,164	123
PS Business Parks	812	126
Public Storage	550	136
Rayonier	3,875	125
Sabra Health Care	7,365	128
SBA Communications, Cl A	353	98
Sun Communities	753	113
Ventas	2,825	151
VICI Properties	5,087	144
Vornado Realty Trust	3,973	180
Welltower	1,971	141
Weyerhaeuser	3,844	137
WP Carey	1,560	110

Total Real Estate Investment Trust		5,065

Retail — 1.0%
Hanesbrands	9,794	192
MSC Industrial Direct, Cl A	1,719	155

Total Retail		347

Description	Shares/Face Amount (000)	Value (000)
Semi-Conductors & Instruments — 0.5%
Broadcom	345	$160

Total Semi-Conductors & Instruments		160

Specialized Consumer Services — 0.5%
H&R Block	7,752	169

Total Specialized Consumer Services		169

Telecommunication Services — 0.6%
Lumen Technologies	14,240	190

Total Telecommunication Services		190

Telephones & Telecommunication — 0.8%
AT&T	4,941	150
Verizon Communications	2,340	136

Total Telephones & Telecommunication		286

Transportation Services — 0.5%
Greenbrier	3,864	182

Total Transportation Services		182

Waste Management Services — 0.5%
Ingredion	1,816	163

Total Waste Management Services		163

Wholesale — 0.5%
Cardinal Health	2,613	159

Total Wholesale		159

Total Common Stock (Cost $12,780 (000))		16,803

Corporate Bonds — 42.6%
Automotive — 2.4%
Ford Motor
9.000%, 04/22/25	$250	303
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%	250	271
Tesla (B)
5.300%, 08/15/25	250	259

Total Automotive		833

Banks — 7.7%
Bank of America (A)
6.100%, VAR ICE LIBOR USD 3 Month+3.898%	250	277
Citigroup (A)
5.950%, VAR ICE LIBOR USD 3 Month+4.068%	250	262
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%	250	263
Fifth Third Bancorp (A)
3.332%, VAR ICE LIBOR USD 3 Month+3.129%	500	493
Huntington Bancshares (A)
5.700%, VAR ICE LIBOR USD 3 Month+2.880%	500	508
JPMorgan Chase (A)
4.600%, VAR United States Secured Overnight Financing Rate+3.125%	300	303

4

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)
Banks (continued)
PNC Financial Services Group (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.300%	$250	$273
Wells Fargo (A)
5.900%, VAR ICE LIBOR USD 3 Month+3.110%	250	266

Total Banks		2,645

Building & Construction — 0.8%
Taylor Morrison Communities (B)
5.875%, 06/15/27	250	276

Total Building & Construction		276

Computers & Services — 1.5%
CommScope (B)
5.500%, 03/01/24	250	258
Rackspace Technology Global (B)
3.500%, 02/15/28	250	240

Total Computers & Services		498

Consumer Finance — 0.8%
Quicken Loans (B)
5.250%, 01/15/28	250	263

Total Consumer Finance		263

Drugs — 1.5%
Catalent Pharma Solutions (B)
3.125%, 02/15/29	250	240
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	250	281

Total Drugs		521

Electrical Utilities — 2.3%
Calpine (B)
4.500%, 02/15/28	250	252
Dominion Energy
5.750%, VAR ICE LIBOR USD 3 Month+3.057%, 10/01/54	250	271
NRG Energy (B)
5.250%, 06/15/29	250	267

Total Electrical Utilities		790

Entertainment — 2.4%
International Game Technology (B)
6.500%, 02/15/25	250	274
Netflix (B)
4.875%, 06/15/30	250	288
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	278

Total Entertainment		840

Financial Services — 5.4%
American Express (A)
3.622%, VAR ICE LIBOR USD 3 Month+3.428%	250	250
Capital One Financial (A)
3.991%, VAR ICE LIBOR USD 3 Month+3.800%	500	498

Description	Face Amount (000)	Value (000)
Financial Services (continued)
Charles Schwab (A)
5.000%, VAR ICE LIBOR USD 3 Month+2.575%	$250	$259
JBS Investments II GmbH (B)
5.750%, 01/15/28	250	263
Morgan Stanley (A)
3.851%, VAR ICE LIBOR USD 3 Month+3.610%	500	501
State Street (A)
3.781%, VAR ICE LIBOR USD 3 Month+3.597%	84	84

Total Financial Services		1,855

Hotels & Lodging — 0.8%
Travel + Leisure (B)
4.625%, 03/01/30	250	259

Total Hotels & Lodging		259

Industrials — 0.7%
General Electric (A)
3.514%, VAR ICE LIBOR USD 3 Month+3.330%	250	236

Total Industrials		236

Machinery — 0.8%
Stanley Black & Decker
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	250	265

Total Machinery		265

Manufacturing — 0.8%
Kraft Heinz Foods
4.250%, 03/01/31	250	275

Total Manufacturing		275

Media — 1.3%
AMC Networks
5.000%, 04/01/24	200	203
CCO Holdings (B)
4.500%, 05/01/32	250	253

Total Media		456

Medical Products & Services — 1.5%
HCA
3.500%, 09/01/30	250	253
Molina Healthcare (B)
4.375%, 06/15/28	250	257

Total Medical Products & Services		510

Oil, Gas & Consumable Fuels — 1.5%
Enbridge
5.500%, VAR ICE LIBOR USD 3 Month+ 3.418%, 07/15/77	250	255
Energy Transfer
3.750%, 05/15/30	250	258

Total Oil, Gas & Consumable Fuels		513

Petroleum Refining — 1.5%
NuStar Logistics
5.750%, 10/01/25	250	268

5

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)/Shares	Value (000)
Petroleum Refining (continued)
Sunoco
6.000%, 04/15/27	$250	$262

Total Petroleum Refining		530

Real Estate Investment Trust — 2.2%
Brookfield Property Partners (B)
5.750%, 05/15/26	250	257
Diversified Healthcare Trust
4.375%, 03/01/31	250	244
Iron Mountain (B)
4.500%, 02/15/31	250	247

Total Real Estate Investment Trust		748

Retail — 3.7%
1011778 BC ULC (B)
3.500%, 02/15/29	250	243
AerCap Global Aviation Trust (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	261
Levi Strauss (B)
3.500%, 03/01/31	250	241
PetSmart (B)
4.750%, 02/15/28	250	256
United Rentals North America
4.875%, 01/15/28	250	263

Total Retail		1,264

Telephones & Telecommunication — 1.5%
Cincinnati Bell Telephone
6.300%, 12/01/28	250	274
Level 3 Financing (B)
4.250%, 07/01/28	250	253

Total Telephones & Telecommunication		527

Transportation Services — 0.8%
XPO Logistics (B)
6.750%, 08/15/24	250	262

Total Transportation Services		262

Wireless Telecommunication Services — 0.7%
United States Cellular
6.700%, 12/15/33	200	242

Total Wireless Telecommunication Services		242

Total Corporate Bonds (Cost $14,358 (000))		14,608

Preferred Stock — 6.2%
Automotive — 0.8%
Ford Motor 6.200%, 06/01/2059	10,000	265

Total Automotive		265

Banks — 1.5%
CIT Group 5.625% (A)	10,000	265
Texas Capital Bancshares 5.750% (A)	10,000	254

Total Banks		519

Financial Services — 0.8%
Northern Trust 4.700% (A)	10,000	268

Total Financial Services		268

Description	Shares	Value (000)
Insurance — 2.4%
Allstate 5.100% (A)	10,000	$270
American International Group 5.850% (A)	10,000	276
WR Berkley 5.700%, 03/30/2058	10,000	267

Total Insurance		813

Telecommunication Services — 0.7%
Qwest 6.750%, 06/15/2057	10,000	261

Total Telecommunication Services		261

Total Preferred Stock (Cost $2,000 (000))		2,126

Registered Investment Companies — 1.9%
Exchange Traded Fund — 1.0%
VanEck Vectors Preferred Securities ex Financials ETF	17,194	358

Total Exchange Traded Fund		358

Open-End Funds — 0.8%
BlackRock Floating Rate Income Portfolio	9,186	91
BlackRock High Yield Bond Portfolio	25,466	198

Total Open-End Funds		289

Equity Exchange Traded Fund — 0.0%
Alerian MLP ETF	37	1

Total Equity Exchange Traded Fund		1

Total Registered Investment Companies (Cost $642 000))		648

Total Investments — 99.6% (Cost $29,780 (000))		$34,185

Percentages are based on net assets of $34,329 (000).

*	Non-income producing security.

(A)	Perpetual security with no stated maturity date.
(B)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2021, the value of these securities amounted to $5,671 (000), representing 16.5% of the net assets.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

6

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,803	$—	$—	$16,803
Corporate Bonds	—	14,608	—	14,608
Preferred Stock	1,339	787	—	2,126
Registered Investment Companies	648	—	—	648

Total Investments in Securities	$18,790	$15,395	$—	$34,185

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1800

7

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.2%
Austria — 2.7%
Erste Group Bank*	100,633	$3,420
Voestalpine	70,287	2,919

Total Austria		6,339

Brazil — 4.5%
Ambev	1,209,700	3,284
Banco Bradesco ADR	757,232	3,559
Petroleo Brasileiro ADR	424,463	3,600

Total Brazil		10,443

Canada — 2.2%
Magna International	57,371	5,052

Total Canada		5,052

Chile — 1.2%
Sociedad Quimica y Minera de Chile
ADR	52,102	2,765

Total Chile		2,765

China — 4.7%
Anhui Conch Cement, Cl H	355,500	2,312
Baidu ADR*	17,016	3,702
BYD, Cl H	99,500	2,110
Weibo ADR*	52,616	2,655

Total China		10,779

Colombia — 2.3%
Bancolombia ADR	84,112	2,691
Ecopetrol ADR	210,290	2,696

Total Colombia		5,387

France — 6.9%
Capgemini	23,635	4,031
Eurofins Scientific	44,675	4,280
Safran	28,031	3,823
Sodexo	40,621	3,904

Total France		16,038

Germany — 7.4%
Continental	29,577	3,917
Covestro	52,067	3,509
Merck KGaA	24,721	4,236
MTU Aero Engines	12,257	2,891
Vonovia	40,287	2,638

Total Germany		17,191

Hong Kong — 3.8%
China Life Insurance, Cl H	1,019,000	2,105
Shanghai Fosun Pharmaceutical Group, Cl H	642,500	2,739
Sinopharm Group, Cl H	634,000	1,535
TravelSky Technology, Cl H	1,006,000	2,353

Total Hong Kong		8,732

India — 3.9%
HDFC Bank ADR*	63,402	4,926
ICICI Bank ADR	258,594	4,145

Total India		9,071

Italy — 3.1%
Leonardo	393,546	3,193
Prysmian	120,058	3,910

Total Italy		7,103

Description	Shares	Value (000)

Japan — 4.9%
Denso	79,500	$5,286
Hitachi	82,000	3,713
Secom	28,800	2,427

Total Japan		11,426

Mexico — 1.7%
Grupo Financiero Banorte, Cl O	703,300	3,962

Total Mexico		3,962

Netherlands — 6.4%
ASML Holding	6,412	3,896
Heineken	33,588	3,459
RELX	138,891	3,496
Royal Dutch Shell, Cl A	199,288	3,935

Total Netherlands		14,786

Norway — 6.0%
DNB	228,675	4,875
Equinor ADR	236,760	4,607
Norsk Hydro	704,071	4,517

Total Norway		13,999

Panama — 2.2%
Carnival*	191,207	5,075

Total Panama		5,075

Singapore — 1.6%
DBS Group Holdings	177,600	3,805

Total Singapore		3,805

South Korea — 2.2%
Samsung Electronics	69,556	5,003

Total South Korea		5,003

Spain — 2.3%
Amadeus IT Group, Cl A	74,285	5,272

Total Spain		5,272

Switzerland — 3.2%
Credit Suisse Group ADR	84,146	892
Novartis ADR	35,399	3,026
Roche Holding	10,790	3,502

Total Switzerland		7,420

Taiwan — 6.2%
ASE Technology Holding	1,056,376	3,980
Hon Hai Precision Industry	842,880	3,663
Taiwan Semiconductor Manufacturing	330,000	6,789

Total Taiwan		14,432

Turkey — 0.0%
Akbank T.A.S.	1	—

Total Turkey		—

United Kingdom — 9.5%
BAE Systems	359,919	2,508
Barclays	2,339,854	6,002
Diageo	92,024	3,796
Entain	241,409	5,056
Rio Tinto ADR	59,078	4,587

Total United Kingdom		21,949

United States — 7.2%
Check Point Software Technologies*	27,401	3,068
Core Laboratories	100,984	2,907
Everest Re Group	11,750	2,912

8

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)
United States — (continued)
ICON*	19,708	$3,870
Restaurant Brands International	60,017	3,901

Total United States		16,658

Total Common Stock (Cost $141,585 (000))		222,687

Rights — 0.0%
Sociedad Quimica y Minera de Chile	9,713	30

Total Rights (Cost $0 (000))		30

Cash Equivalents(A) — 2.1%
Dreyfus Government Cash Management, Cl I, 0.030%	2,041,422	2,041
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	2,903,643	2,904

Total Cash Equivalents (Cost $4,945 (000))		4,945

Total Investments — 98.3% (Cost $146,530 (000))		$227,662

Percentages are based on net assets of $231,598 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of March 31, 2021.

ADR	— American Depositary Receipt
Cl	— Class

As of March 31, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2600

9

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 100.5%
Equity Exchange Traded Funds — 54.1%
Alerian MLP ETF	26,440	$806
iShares Core S&P 500 ETF	7,090	2,821
iShares Global Infrastructure ETF	17,972	810
iShares MSCI EAFE Index Fund	18,598	1,411
iShares MSCI EAFE Small-Capital ETF	6,176	444
iShares MSCI Emerging Markets ETF	35,929	1,916
iShares MSCI Frontier 100 ETF	14,602	431
iShares Preferred & Income Securities ETF	2,980	114
iShares Russell 2000 ETF	6,386	1,411
SPDR S&P Emerging Markets SmallCap ETF	8,122	450

Total Equity Exchange Traded Funds		10,614

Fixed Income Exchange Traded Funds — 18.1%
BlackRock Short Maturity Bond ETF	20,137	1,011
Invesco Senior Loan ETF	30,984	686
iShares 20+ Year Treasury Bond ETF	2,985	404
iShares Core U.S. Aggregate Bond ETF	5,329	607
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,808	365
iShares iBoxx High Yield Corporate Bond ETF	5,532	482

Total Fixed Income Exchange Traded Funds		3,555

Commodity and Currency Exchange Traded Funds — 16.1%
First Trust North American Energy Infrastructure Fund	42,211	963
iShares Commodities Select Strategy ETF	67,738	2,035
iShares MSCI Global Gold Miners ETF	5,887	161

Total Commodity and Currency Exchange Traded Funds		3,159

Real Estate Exchange Traded Funds — 12.1%
Vanguard Global ex-U.S. Real Estate ETF	13,858	772
Vanguard Real Estate ETF	17,448	1,603

Total Real Estate Exchange Traded Funds		2,375

Total Registered Investment Companies (Cost $17,064 (000))		19,703

Cash Equivalents(A) — 4.4%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	869,649	870

Total Cash Equivalent (Cost $870 (000))		870

Total Investments — 104.9% (Cost $17,934 (000))		$20,573

Percentages	are based on net assets of $19,614 (000).

(A)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl — Class

EAFE — Europe, Australasia and the Far East

MLP — Master Limited Partnership

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

As of March 31, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-1200

10

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 91.0%
Australia — 1.8%
JB Hi-Fi	5,981	$235
Shaver Shop Group	167,842	144
Vita Group	228,419	151

Total Australia		530

Belgium — 2.8%
Bekaert	10,176	426
bpost	19,623	188
SMARTPHOTO GROUP	5,979	217

Total Belgium		831

Canada — 3.9%
Aecon Group	17,461	270
Artis Real Estate Investment Trust	20,237	175
Fiera Capital, Cl A	17,774	141
H&R Real Estate Investment Trust	18,864	214
Medical Facilities	37,894	219
Superior Plus	13,802	156

Total Canada		1,175

Denmark — 1.4%
D / S Norden	10,255	238
H+H International, Cl B*	7,151	184

Total Denmark		422

Finland — 6.2%
Altia	13,710	171
Caverion	21,975	133
Exel Composites	17,407	177
Kamux	17,380	267
Oriola, Cl B	74,709	180
Scanfil	20,464	179
Siili Solutions	9,096	189
Terveystalo	13,428	186
Tokmanni Group	7,125	167
Vincit	17,600	198

Total Finland		1,847

France — 1.2%
Eiffage	1,477	148
Nexans	2,485	220

Total France		368

Germany — 6.1%
ADVA Optical Networking*	29,717	353
Ceconomy*	22,985	133
Cewe Stiftung & KGAA	1,515	214
Covestro	906	61
Draegerwerk & KGaA	2,153	163
Freenet	7,864	188
Hornbach Baumarkt	4,219	177
ProSiebenSat.1 Media	8,995	184
Rheinmetall	1,735	176

Description	Shares	Value (000)
Germany — (continued)
SUESS MicroTec*	5,552	$173

Total Germany		1,822

Hong Kong — 2.3%
CITIC Telecom International Holdings	550,766	195
K Wah International Holdings	317,751	165
Tsit Wing International Holdings	1,146,088	155
VTech Holdings	20,400	183

Total Hong Kong		698

Israel — 1.0%
Delta Galil Industries	6,104	151
Elco	3,264	160

Total Israel		311

Italy — 5.0%
A2A	111,507	203
ACEA	7,966	174
Digital Value*	3,022	166
Esprinet	16,989	214
Hera	46,858	180
Iren	40,689	113
Italgas	25,022	162
Unieuro	11,448	291

Total Italy		1,503

Japan — 22.1%
Alps Alpine	9,700	128
Axell	25,300	225
BeNEXT Group	16,300	259
Broadleaf	33,800	166
Capcom	8,000	260
Cresco	13,300	194
Cybernet Systems	17,600	139
Daiwabo Holdings	11,500	175
Ebara Jitsugyo	6,900	318
Fukui Computer Holdings	6,800	243
Fullcast Holdings	10,600	191
Hanwa	9,300	285
Hitachi Zosen	33,900	274
Itochu Enex	25,300	249
Iwasaki Electric	13,300	187
Kintetsu World Express	11,200	291
Kito	11,000	181
Krosaki Harima	4,800	212
Megachips	6,700	214
Nihon Dengi	4,500	163
Nisso	28,200	219
Nojima	5,900	150
Relia	13,300	172
SBS Holdings	6,200	155
SRA Holdings	6,600	162
Techno Ryowa	17,300	137
T-Gaia	10,100	175
Tokuyama	5,900	149

11

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)
Japan — (continued)
Tokyo Individualized Educational Institute	11,600	$65
Topcon	13,400	162
Will Group	20,600	212
With us	39,300	185
Yuasa Trading	5,700	161
ZERIA Pharmaceutical	8,300	158

Total Japan		6,616

Netherlands — 4.6%
Koninklijke BAM Groep	87,894	223
Nedap NorthV.	2,505	181
Pharming Group*	101,771	132
PostNL	68,184	330
Signify	9,883	509

Total Netherlands		1,375

New Zealand — 0.3%
Warehouse Group	28,121	74

Total New Zealand		74

Norway — 2.8%
AF Gruppen	9,155	189
Bouvet	3,148	233
BW LPG	34,647	237
Selvaag Bolig	25,802	190

Total Norway		849

Singapore — 2.1%
AEM Holdings	45,900	141
ARA LOGOS Logistics Trust	406,275	221
Best World International (A)	70,700	72
Fu Yu	889,500	198

Total Singapore		632

Spain — 0.9%
Acerinox	14,493	189
Faes Farma	15,811	68

Total Spain		257

Sweden — 6.4%
AcadeMedia	16,161	152
Betsson	19,381	180
Bulten	12,278	147
Doro	29,006	196
Dustin Group	19,338	198
Elanders, Cl B	9,077	178
LeoVegas	37,664	221
Lindab International	5,061	102
Mekonomen	13,308	197
Scandi Standard	20,332	147
Semcon	18,403	210

Total Sweden		1,928

Switzerland — 2.0%
Adecco Group	2,424	163

Description	Shares	Value (000)
Switzerland — (continued)
Ascom Holding	8,073	$124
Galenica	2,464	154
Phoenix Mecano	310	150

Total Switzerland		591

United Kingdom — 18.1%
888 Holdings	48,287	263
Belvoir Group	70,394	193
Drax Group	33,627	195
DX Group*	373,557	157
EMIS Group	10,919	166
Finsbury Food Group	160,239	173
First Property Group	307,975	138
Firstgroup*	138,862	176
Genus	2,794	187
Go-Ahead Group	11,033	207
Halfords Group	47,703	250
IMI	10,784	198
Inchcape	21,217	220
Investec	77,416	234
Man Group	89,498	199
Pagegroup	24,920	162
Phoenix Group Holdings	15,015	152
Redde Northgate	22,689	96
Royal Mail	53,422	372
Safestore Holdings	17,870	196
ScS Group	56,778	187
Spirent Communications	43,870	144
SThree	37,141	197
Stock Spirits Group	43,317	167
Tate & Lyle	18,195	192
Tracsis	18,313	164
Tyman	53,981	277
Vectura Group*	99,095	158

Total United Kingdom		5,420

Total Common Stock (Cost $21,623 (000))		27,249

Preferred Stock — 1.6%
Germany — 1.6%
Schaeffler 0.000%	23,866	212
STO & KGaA 0.247%	1,448	268

Total Germany		480

Total Preferred Stock (Cost $384 (000))		480

Cash Equivalents (B) — 6.8%
Dreyfus Government Cash Management, Cl I, 0.030%	780,418	781
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	1,244,248	1,244

Total Cash Equivalents (Cost $2,025 (000))		2,025

Total Investments — 99.4% (Cost $24,032 (000))		$29,754

Percentages	are based on net assets of $29,926 (000).

12

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl — Class

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Australia	$530	$—	$		$530
Belgium	831	—		—	831
Canada	1,175	—		—	1,175
Denmark	422	—		—	422
Finland	1,847	—		—	1,847
France	368	—		—	368
Germany	1,822	—		—	1,822
Hong Kong	698	—		—	698
Israel	311	—		—	311
Italy	1,503	—		—	1,503
Japan	6,454	162		—	6,616
Netherlands	1,375	—		—	1,375
New Zealand	74	—		—	74
Norway	849	—		—	849
Singapore	560	—		72	632
Spain	257	—		—	257
Sweden	1,928	—		—	1,928
Switzerland	591	—		—	591
United Kingdom	5,420	—		—	5,420

Total Common Stock	27,015	162		72	27,249

Preferred Stock Germany	480	—		—	480

Cash Equivalents	2,025	—		—	2,025

Total Investments in Securities	$29,520	$162		$72	$29,754

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-1200

13

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 96.9%

Louisiana — 96.9%
Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	$150	$164
Central, Community School System, GO, Pre-Refunded @ 100
4.000%, 03/01/24 (A)	150	166
Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	275
Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	295
Lafayette, Parish Law Enforcement District, Limited Tax, GO, Pre-Refunded @ 100
3.250%, 03/01/22 (A)	180	185
Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	278
Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	123
Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	172
Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	266
Louisiana, Correctional Facilities, Juvenile Justice Project, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	250	294
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	178
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB, Pre-Refunded @ 100
4.125%, 12/01/21 (A)	100	103
Louisiana, Local Government Environmental Facilities & Community Development Authority, City of Sulpher Project, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	150	189
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	277

Description	Face Amount (000)	Value (000)

Louisiana — (continued)
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM, Pre-Refunded @ 100
4.625%, 09/01/21 (A)	$200	$204
Louisiana, Local Government Environmental Facilities & Community Development Authority, Nicholls State University Project, RB
Callable 10/01/30 @ 100
4.000%, 10/01/41	200	215
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	208
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	176
Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	283
Port New Orleans, Board of Commissioners, Ser D, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50	150	184
Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	243
St. Charles Parish, School District No. 1, GO, Pre-Refunded @ 100
3.000%, 03/01/22 (A)	200	205
St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	118
St. Tammany Parish, Hospital Service District No. 2, GO, Pre- Refunded @ 100
3.125%, 03/01/22 (A)	260	267
St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	186
Terrebonne Levee, Conservation District, Ser B, RB
Callable 06/01/30 @ 100
4.000%, 06/01/41	250	279
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre- Refunded @ 100
5.250%, 04/01/21 (A)	100	100

14

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/Shares	Value (000)

Louisiana — (continued)
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	$190	$208
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	203

Total Louisiana		6,044

Total Municipal Bonds (Cost $5,761 (000))		6,044

Cash Equivalents(B) — 1.9%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	116,268	116

Total Cash Equivalent (Cost $116 (000))		116

Total Investments — 98.8% (Cost $5,877 (000))		$6,160

Percentages are based on net assets of $6,235 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	The rate reported is the 7-day effective yield as of March 31, 2021.

AGM — Assured Guaranty Municipal

BAM— Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of level inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,044	$—	$6,044
Cash Equivalent	116	—	—	116

Total Investments in Securities	$116	$6,044	$—	$6,160

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-2100

15

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.8%
Agriculture — 1.1%
American Vanguard	7,430	$152

Total Agriculture		152

Air Freight & Logistics — 1.2%
Radiant Logistics*	23,663	164

Total Air Freight & Logistics		164

Automotive — 2.2%
OneWater Marine, Cl A*	4,239	169
Strattec Security	2,941	138

Total Automotive		307

Banks — 13.4%
Amalgamated Financial	8,848	147
Bancorp*	9,300	193
BankFinancial	14,057	145
Cambridge Bancorp	900	76
Carter Bankshares*	6,989	97
Esquire Financial Holdings*	6,585	150
Financial Institutions	5,864	177
First Financial	2,260	102
First Foundation	7,252	170
FS Bancorp	2,130	143
MainStreet Bancshares*	3,500	73
OP Bancorp	16,792	177
Select Bancorp*	8,409	93
SmartFinancial	4,418	96

Total Banks		1,839

Building & Construction — 0.5%
Beazer Homes USA*	3,381	71

Total Building & Construction		71

Capital Markets — 1.0%
Silvercrest Asset Management Group, Cl A	9,302	134

Total Capital Markets		134

Commercial Services — 2.3%
DLH Holdings *	13,200	131
Kelly Services, Cl A	2,608	58
Select Interior Concepts, Cl A*	16,660	120

Total Commercial Services		309

Commercial Services & Supplies — 1.2%
Acme United	4,323	170

Total Commercial Services & Supplies		170

Computer Software — 2.0%
ChannelAdvisor*	4,102	97
eGain*	7,869	75
Mitek Systems*	7,390	108

Total Computer Software		280

Computers & Services — 4.1%
Bel Fuse, Cl B	4,849	96
Calix*	3,883	135
Cambium Networks*	4,685	219

Description	Shares	Value (000)
Computers & Services (continued)
PCTEL	15,328	$106

Total Computers & Services		556

Construction & Engineering — 2.1%
Great Lakes Dredge & Dock*	10,088	147
Northwest Pipe*	4,418	148

Total Construction & Engineering		295

Consumer Electronics — 2.5%
Turtle Beach*	2,498	67
Universal Electronics*	2,090	115
Vuzix*	6,391	162

Total Consumer Electronics		344

Consumer Finance — 1.2%
Regional Management	4,620	160

Total Consumer Finance		160

Consumer Products — 1.7%
Rocky Brands	4,436	240

Total Consumer Products		240

Diversified Support Services — 1.1%
VSE	3,665	145

Total Diversified Support Services		145

Drugs — 3.0%
BioDelivery Sciences International*	15,000	59
Cassava Sciences*	2,500	112
Collegium Pharmaceutical*	2,900	69
Durect*	32,000	63
Marinus Pharmaceuticals*	3,287	51
Osmotica Pharmaceuticals*	15,521	51

Total Drugs		405

Electrical Utilities — 0.6%
Genie Energy, Cl B	12,271	78

Total Electrical Utilities		78

Electronic Components & Equipment — 1.1%
Luna Innovations*	14,349	151

Total Electronic Components & Equipment		151

Engineering Services — 1.2%
MYR Group*	2,283	164

Total Engineering Services		164

Financial Services — 1.6%
Curo Group Holdings	8,279	121
Enova International*	2,685	95

Total Financial Services		216

Gas & Natural Gas — 1.7%
Dorian LPG*	11,742	154
Overseas Shipholding Group, Cl A*	41,755	86

Total Gas & Natural Gas		240

16

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Health Care Equipment & Supplies — 0.6%
FONAR*	4,717	$85

Total Health Care Equipment & Supplies		85

Health Care Providers & Services — 0.8%
Joint*	2,200	106

Total Health Care Providers & Services		106

Health Care Technology — 0.6%
MTBC*	10,453	87

Total Health Care Technology		87

Home Furnishings — 0.4%
Hooker Furniture	1,595	58

Total Home Furnishings		58

Hotels, Restaurants & Leisure — 0.9%
Inspired Entertainment*	13,399	124

Total Hotels, Restaurants & Leisure		124

Insurance — 2.4%
Donegal Group, Cl A	6,857	102
HCI Group	1,008	77
Heritage Insurance Holdings	4,494	50
ProSight Global*	8,516	107

Total Insurance		336

Interactive Media & Services — 1.4%
Travelzoo*	5,680	95
TrueCar*	19,627	94

Total Interactive Media & Services		189

Manufacturing — 2.0%
Allied Motion Technologies	2,617	134
Seneca Foods, Cl A*	2,987	141

Total Manufacturing		275

Media — 2.0%
DHI Group*	35,006	117
TechTarget*	2,169	151

Total Media		268

Medical Products & Services — 23.4%
Accuray*	14,000	69
Alpine Immune Sciences*	10,400	110
Antares Pharma*	38,148	157
Avid Bioservices*	6,800	124
BioCryst Pharmaceuticals*	10,573	108
Castle Biosciences*	1,860	127
Catalyst Pharmaceuticals*	16,500	76
Champions Oncology*	6,000	68
ChromaDex*	5,600	52
Computer Programs & Systems	1,674	51
Cross Country Healthcare*	7,000	87
Cue Biopharma*	4,800	59
CytomX Therapeutics*	7,200	56
Diagnostics*	3,700	35
Electromed*	7,432	78
Fulgent Genetics*	1,057	102
Harpoon Therapeutics*	5,651	118
ImmunoGen*	8,738	71
InfuSystem Holdings*	4,200	86

Description	Shares	Value (000)
Medical Products & Services (continued)
Invacare	5,871	$47
Jounce Therapeutics*	4,770	49
Kindred Biosciences*	14,800	74
MEI Pharma*	27,950	96
Meridian Bioscience*	7,241	190
Pro-Dex*	3,240	87
Protagonist Therapeutics*	5,384	139
Rigel Pharmaceuticals*	17,892	61
Selecta Biosciences*	22,037	100
Simulations Plus	1,545	98
Surmodics*	1,141	64
Sutro Biopharma*	3,911	89
Syros Pharmaceuticals*	9,891	74
Triple-S Management, Cl B*	2,500	65
Vanda Pharmaceuticals*	6,525	98
Vericel*	3,431	191
Viemed Healthcare*	5,398	55

Total Medical Products & Services		3,211

Metals & Mining — 1.1%
SunCoke Energy	22,318	156

Total Metals & Mining		156

Motorcycle Manufacturers — 0.5%
Arcimoto*	5,506	73

Total Motorcycle Manufacturers		73

Paper & Paper Products — 0.9%
Verso	8,162	119

Total Paper & Paper Products		119

Personal Products — 0.4%
Lifevantage*	6,094	57

Total Personal Products		57

Petroleum & Fuel Products — 1.1%
Geospace Technologies*	9,207	84
Solaris Oilfield Infrastructure, Cl A	4,919	61

Total Petroleum & Fuel Products		145

Real Estate Investment Trust — 2.8%
Bluerock Residential Growth, Cl A	11,595	117
Plymouth Industrial	7,916	134
UMH Properties	6,851	131

Total Real Estate Investment Trust		382

Retail — 3.9%
American Outdoor Brands*	4,439	112
Citi Trends	819	69
Envela*	18,671	94
Lakeland Industries*	4,361	121
Sportsman’s Warehouse Holdings*	2,859	49
Titan Machinery*	3,303	84

Total Retail		529

Semi-Conductors & Instruments — 3.5%
NeoPhotonics*	10,935	131
Photronics*	7,818	100

17

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)
Semi-Conductors & Instruments (continued)
Ultra Clean Holdings*	4,245	$246

Total Semi-Conductors & Instruments		477

Transportation Services — 2.3%
Shyft Group	4,129	154
USA Truck*	8,470	162

Total Transportation Services		316

Total Common Stock (Cost $9,545 (000))		13,413

Cash Equivalents(A) — 2.3%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	313,409	313

Total Cash Equivalent (Cost $313 (000))		313

Total Investments — 100.1% (Cost $9,858 (000))		$13,726

Percentages are based on net assets of $13,713 (000).

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl	— Class

As of March 31, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-1200

18

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.2%

Mississippi — 95.2%
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$150	$151
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	410
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	425
Lauderdale County, GO
3.000%, 04/01/26	150	165
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	273
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	108
Long Beach, School District, GO, BAM
4.000%, 03/01/27	275	323
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	165
Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	116
Mississippi State, Development Bank, Flowood Refunding Project, RB, Pre- Refunded @ 100
4.125%, 11/01/21 (A)	200	205
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	263
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	540
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	92
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	213
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	216
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	414

Description	Face Amount (000)	Value (000)

Mississippi — (continued)
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM, Pre-Refunded @ 100
4.000%, 12/01/21 (A)	$205	$210
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	764
Mississippi State, Development Bank, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	220	238
Mississippi State, Development Bank,
RB, Pre-Refunded @ 100
5.000%, 04/01/23 (A)	260	285
Mississippi State, Development Bank, Tax Increment Financing Project, RB
Callable 04/07/21 @ 100
4.500%, 05/01/24	120	120
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM, Pre-Refunded @ 100
3.500%, 03/01/22 (A)	400	412
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	588
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	541
Mississippi State, State Capital Improvement Project, Ser A, GO, Pre- Refunded @ 100
4.000%, 10/01/21 (A)	400	408
3.750%, 10/01/21 (A)	510	519
Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	566
Ocean Springs, GO
4.000%, 12/01/29	250	304
Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	270	323
Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	327
Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	575	617
Starkville, GO
4.000%, 06/01/27	400	472
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	425	447

Total Mississippi		11,220

Total Municipal Bonds (Cost $10,495 (000))		11,220

19

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Shares	Value (000)

Cash Equivalents(B) — 3.8%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.036%	448,709	$449

Total Cash Equivalent (Cost $449 (000))		449

Total Investments — 99.1% (Cost $10,944 (000))		$11,669

Percentages are based on net assets of $11,781 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of March 31, 2021.

AGM — Assured Guaranty Municipal

BAM— Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of March 31, 2021, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$11,220	$—	$11,220
Cash Equivalent	449	—	—	449

Total Investments in Securities	$449	$11,220	$—	$11,669

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-2100

20

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 76.8%
Aerospace & Defense — 1.1%
L3Harris Technologies (A)	2,600	$527
Northrop Grumman	1,300	421

Total Aerospace & Defense		948

Automotive — 3.0%
BorgWarner	13,600	631
Ford Motor*	33,500	410
Gentherm*	12,500	926
PACCAR (A)	5,900	548

Total Automotive		2,515

Banks — 4.6%
Essent Group	10,200	484
JPMorgan Chase (A)	6,700	1,020
Morgan Stanley (A)	8,400	652
PNC Financial Services Group (A)	6,700	1,175
S&P Global	1,300	459

Total Banks		3,790

Building & Construction — 2.0%
Century Communities*	8,400	507
Simpson Manufacturing	6,100	633
Taylor Morrison Home, Cl A*	16,560	510

Total Building & Construction		1,650

Chemicals — 0.6%
Sherwin-Williams (A)	725	535

Total Chemicals		535

Commercial Services — 1.9%
Tetra Tech	5,700	774
Waste Management (A)	5,900	761

Total Commercial Services		1,535

Computer Software — 5.6%
Adobe* (A)	1,400	665
ANSYS*	2,100	713
Atlassian, Cl A*	2,700	569
Intuit (A)	2,700	1,034
Mitek Systems*	46,800	682
salesforce.com*	2,000	424
Synopsys* (A)	2,300	570

Total Computer Software		4,657

Computers & Services — 5.3%
Apple (A)	7,275	889
Cadence Design Systems* (A)	6,000	822
Microsoft (A)	4,100	967
PayPal Holdings* (A)	3,400	826
Zebra Technologies, Cl A* (A)	1,800	873

Total Computers & Services		4,377

Consumer Products — 1.2%
Deckers Outdoor* (A)	3,050	1,008

Total Consumer Products		1,008

Description	Shares	Value (000)
Containers & Packaging — 1.0%
Crown Holdings (A)	8,100	$786

Total Containers & Packaging		786

Drugs — 1.5%
Horizon Therapeutics* (A)	6,350	585
Zoetis, Cl A (A)	4,400	693

Total Drugs		1,278

E-Commerce — 2.0%
Amazon.com* (A)	300	928
eBay	12,100	741

Total E-Commerce		1,669

Educational Services — 0.6%
Chegg*	5,800	497

Total Educational Services		497

Electronic Equipment, Instruments & Components — 0.9%
Akamai Technologies*(A)	7,700	785

Total Electronic Equipment, Instruments & Components		785

Entertainment & Gaming — 1.3%
Electronic Arts (A)	3,300	447
Take-Two Interactive Software*	3,500	618

Total Entertainment & Gaming		1,065

Financial Services — 0.8%
Discover Financial Services	3,500	332
MSCI, Cl A	700	294

Total Financial Services		626

Food Products — 0.6%
McCormick (A)	5,600	499

Total Food Products		499

Food, Beverage & Tobacco — 1.1%
Monster Beverage* (A)	4,600	419
PepsiCo (A)	3,700	524

Total Food, Beverage & Tobacco		943

Gas & Natural Gas — 0.6%
Dorian LPG*	38,000	499

Total Gas & Natural Gas		499

Household Products — 0.6%
Church & Dwight	5,750	502

Total Household Products		502

Hypermarkets & Super Centers — 0.9%
Costco Wholesale (A)	2,000	705

Total Hypermarkets & Super Centers		705

Industrials — 0.9%
Air Products and Chemicals (A)	2,550	718

Total Industrials		718

21

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Information Technology — 1.4%
Accenture, Cl A	1,750	$483
ServiceNow*	1,400	700

Total Information Technology		1,183

Insurance — 3.3%
Brighthouse Financial*	12,000	531
Old Republic International	24,700	540
Primerica (A)	6,300	931
Principal Financial Group	6,000	360
Prudential Financial	3,800	346

Total Insurance		2,708

Insurance Brokers — 0.7%
Aon, Cl A	2,500	575

Total Insurance Brokers		575

Interactive Media & Servcies — 2.1%
Alphabet, Cl A* (A)	525	1,083
Charter Communications, Cl A*	1,125	694

Total Interactive Media & Servcies		1,777

Machinery — 3.7%
IDEX (A)	3,700	774
Illinois Tool Works (A)	3,400	753
SPX* (A)	14,900	868
Trane Technologies (A)	4,300	712

Total Machinery		3,107

Manufacturing — 2.2%
Generac Holdings* (A)	2,800	917
Hubbell, Cl B (A)	4,900	916

Total Manufacturing		1,833

Medical Products & Services — 8.0%
AbbVie (A)	8,500	920
Amgen (A)	2,000	497
CVS Health (A)	7,300	549
Edwards Lifesciences* (A)	7,800	652
Emergent Biosolutions* (A)	8,100	753
Hologic*	6,000	446
Idexx Laboratories*	900	440
Meridian Bioscience*	22,500	591
Thermo Fisher Scientific (A)	1,300	593
Translate Bio*	11,100	183
Triple-S Management, Cl B*	9,900	258
Veeva Systems, Cl A*	2,900	758

Total Medical Products & Services		6,640

Metals & Mining — 1.2%
Commercial Metals (A)	31,200	962

Total Metals & Mining		962

Petroleum Refining — 2.2%
Marathon Petroleum	8,900	476
Renewable Energy Group*	13,650	902
World Fuel Services	13,700	482

Total Petroleum Refining		1,860

Description	Shares	Value (000)
Pharmaceuticals — 0.7%
Eli Lilly (A)	3,100	$579

Total Pharmaceuticals		579

Real Estate Investment Trust — 0.3%
Public Storage	1,100	271

Total Real Estate Investment Trust		271

Retail — 2.7%
Dollar General (A)	2,300	466
Home Depot (A)	3,125	954
Lowe’s (A)	2,400	456
YETI Holdings*	5,200	376

Total Retail		2,252

Semi-Conductors & Instruments — 5.8%
Advanced Micro Devices* (A)	7,500	589
Applied Materials (A)	6,600	882
Broadcom (A)	1,600	742
CEVA*	12,700	713
KLA (A)	2,550	842
Lam Research (A)	1,800	1,071

Total Semi-Conductors & Instruments		4,839

Telecommunication Services — 1.2%
Facebook, Cl A*(A)	1,875	552
Spotify Technology*	1,500	402

Total Telecommunication Services		954

Telephones & Telecommunication — 0.6%
AT&T (A)	17,500	530

Total Telephones & Telecommunication		530

Transportation Services — 0.9%
Federal Signal (A)	19,900	762

Total Transportation Services		762

Utilities — 1.0%
Ametek (A)	6,800	869

Total Utilities		869

Waste Management Services — 0.7%
Archer-Daniels-Midland (A)	10,000	570

Total Waste Management Services		570

Total Common Stock (Cost $43,333 (000))		63,858

Cash Equivalents(B) — 24.0%
Federated Government Obligations Fund, Cl I, 0.040%	19,985,667	19,986

Total Cash Equivalent (Cost $19,986 (000))		19,986

Total Investments — 100.8% (Cost $63,319 (000))		$83,844

Percentages are based on net assets of $83,169 (000).

22

Schedule of Investments	March 31, 2021 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Securities Sold Short — (13.9)%

Description	Shares	Value (000)

Common Stock —(13.9)%
Aerospace & Defense — (0.5)%
Huntington Ingalls Industries	(2,000)	$(412)

Total Aerospace & Defense		(412)

Commercial Services — (0.5)%
Mastech Digital*	(21,990)	(387)

Total Commercial Services		(387)

Computer Software — (1.0)%
Citrix Systems	(2,935)	(412)
Splunk*	(2,860)	(387)

Total Computer Software		(799)

Computers & Services — (0.5)%
Fidelity National Information Services	(2,720)	(382)

Total Computers & Services		(382)

Drugs — (0.5)%
Relmada Therapeutics*	(11,250)	(396)

Total Drugs		(396)

Electrical Utilities — (1.5)%
Dominion Energy	(5,320)	(404)
Entergy	(4,080)	(406)
Evergy	(6,700)	(399)

Total Electrical Utilities		(1,209)

Food, Beverage & Tobacco — (0.5)%
Conagra Brands	(10,620)	(399)

Total Food, Beverage & Tobacco		(399)

Gas & Natural Gas — (0.5)%
Atmos Energy	(4,250)	(420)

Total Gas & Natural Gas		(420)

Household Products — (1.0)%
Clorox	(2,100)	(405)
Kimberly-Clark	(2,950)	(410)

Total Household Products		(815)

Information Technology — (0.9)%
Hackett Group	(22,890)	(375)
VeriSign*	(2,060)	(410)

Total Information Technology		(785)

Manufacturing — (0.5)%
Kellogg	(6,610)	(419)

Total Manufacturing		(419)

Medical Products & Services — (1.9)%
Baxter International	(5,040)	(425)
Boston Scientific*	(10,070)	(389)
National Research	(7,730)	(362)
Tabula Rasa HealthCare*	(9,220)	(425)

Total Medical Products & Services		(1,601)

Metals & Mining — (0.5)%
Newmont	(6,450)	(389)

Total Metals & Mining		(389)

Description	Shares	Value (000)
Real Estate Investment Trust — (2.4)%
Agree Realty	(5,710)	$(384)
American Tower	(1,815)	(434)
Hudson Pacific Properties	(13,950)	(378)
Mack-Cali Realty	(24,350)	(377)
Realty Income	(6,200)	(394)

Total Real Estate Investment Trust		(1,967)

Retail — (0.5)%
Domino’s Pizza	(1,090)	(401)

Total Retail		(401)

Semi-Conductors & Instruments — (0.4)%
CyberOptics*	(14,360)	(373)

Total Semi-Conductors & Instruments		(373)

Telephones & Telecommunication — (0.5)%
ATN International	(7,730)	(380)

Total Telephones & Telecommunication		(380)

Total Common Stock (Proceeds $(11,007))		(11,534)

Total Securities Sold Short — (13.9)% (Proceeds $(11,007))		$(11,534)

Percentages are based on Net Assets of $83,169 (000).

*	Non-income producing security.

(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.

(B)	The rate reported is the 7-day effective yield as of March 31, 2021.

Cl — Class

As of March 31, 2021, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2600

23